MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
List of Accounting Policies [Abstract]
Statement of compliance
STATEMENT OF COMPLIANCE
We prepared our consolidated financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB). The Board of Directors (Board) authorized these consolidated financial statements for issue on March 6, 2026.

Basis of presentation	BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 19, including investments (which are also disclosed in note 20), which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 27; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 29.

Basis of consolidation	BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation. In determining whether we control an entity, we assess the degree of power we can exert over the entity, the degree of variability to which we are exposed from our involvement with the entity, and whether we have the ability to affect our returns using our power. Net income and comprehensive income are attributed to RCI shareholders and non-controlling interests based on the non-controlling interests' share of the net income in the subsidiary in which they hold their interest. Equity attributable to RCI shareholders is reported separately from non-controlling interests in total equity.

Foreign currency translation	FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average exchange rate for the month in which the transaction was recognized.

Assets held for sale	ASSETS HELD FOR SALE
We classify non-current assets, or disposal groups consisting of assets and liabilities, as held-for-sale if it is highly probable their carrying amounts will be recovered primarily through a sale rather than through continued use. Assets, or disposal groups, classified as held-for-sale are measured at the lower of (i) their carrying amount and (ii) fair value less costs to sell. Once classified as held-for-sale, property, plant and equipment and finite-life intangible assets are no longer depreciated or amortized, respectively. Classifying assets or disposal groups as held for sale can require significant judgment in determining if the sale is highly probable, especially for larger assets or disposal groups. This requires an assessment of, among other things, whether management is committed to the sale and it is unlikely significant changes to the disposal plan will be made. We regularly reassess assets or disposal groups classified as held-for-sale to determine if their sales are still highly probable and, if not, we reclassify them to their original captions in the Consolidated Statement of Financial Position.

Player compensation	PLAYER COMPENSATION
Annual contractual player salaries are expensed over the applicable regular season on a straight-line basis. Signing bonuses paid to players are considered earned when the contract is executed by both the player and the team. At that time, we recognize a deferred player compensation liability, reflecting our obligation to pay the signing bonus to the player, and a corresponding deferred player compensation asset. The current and long-term portions of the asset and liability are recognized in other current (or long-term) assets or liabilities based on the recognition and payment schedule associated with each signing bonus. The liability for signing bonuses paid over all or part of a player's contract is recognized at present value. The asset is amortized over the applicable sports league's regular season on a straight-line basis over the fixed contract term of the player.

New accounting pronouncements adopted in 2025	NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2025
We adopted the following IFRS amendments in 2025. They did not have a material effect on our consolidated financial statements.
•Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability, clarifying when a currency is exchangeable and when it is not exchangeable.

Recent accounting pronouncements not yet adopted	RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standard and amendments to existing standards that will become effective in future years:
•IFRS 18, Presentation and Disclosure in Financial Statements (replacing IAS 1, Presentation of Financial Statements), with an aim to improve the structure and content of the primary financial statements and comparability between issuers (January 1, 2027). The focus of IFRS 18 is on presentation in the statement of income by requiring income and expenses to be classified into operating, investing, and financing categories. The main business activities of a company drive classification of income and expense into appropriate categories and further disaggregation of operating expense line items will be required in the statement of income. It also introduces defined subtotals of "operating profit" and "profit before financing and income taxes" in the statement of income to improve comparability between companies. Impacts on the statement of cash flows include eliminating classification options for interest and dividend receipts (must be classified as investing) and payments (must be classified as financing). In addition, IFRS 18 provides guidance on the disclosure of "management-defined performance measures" in relation to the statement of income, including reconciliation requirements.
•Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures, clarifying both the classification of financial assets linked to environmental, social, and governance as well as the timing in which a financial asset or financial liability is derecognized when using electronic payment systems (January 1, 2026).
We are assessing the impacts IFRS 18 and the amendments to IFRS 9 and IFRS 7 will have on our consolidated financial statements. We do not expect the amendments to have a material impact on adoption; however, our consolidated statement of income will be presented differently under IFRS 18 and there will be recategorizations of certain line items in the statements of income and statements of cash flows.
Business combinations
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred, the equity interests we issued, and the liabilities we incurred to former owners of the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

Reportable segments
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted EBITDA as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources, as they believe adjusted EBITDA reflects segment and consolidated profitability. Adjusted EBITDA is defined as income before depreciation and amortization; (gain) loss on disposition of property, plant and equipment; restructuring, acquisition and other; finance costs; other expense (income); and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

Contracts with customers
Contracts with customers
We record revenue from contracts with customers in accordance with the five steps in IFRS 15, Revenue from contracts with customers, as follows:
1.identify the contract with a customer;
2.identify the performance obligations in the contract;
3.determine the transaction price, which is the total consideration provided by the customer;
4.allocate the transaction price among the performance obligations in the contract based on their relative fair values; and
5.recognize revenue when the relevant criteria are met for each performance obligation.

Many of our products and services are sold in bundled arrangements (e.g. wireless devices and voice and data services). Items in these arrangements are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. We also determine whether a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount. In situations such as these, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as it is earned.

Revenue for each performance obligation is recognized either over time (e.g. services) or at a point in time (e.g. equipment). For performance obligations satisfied over time, revenue is recognized as the services are provided. These services are typically provided, and thus revenue is typically recognized, on a monthly basis. Revenue for performance obligations satisfied at a point in time is recognized when control of the item (or service) transfers to the customer. Typically, this is when the customer activates the goods (e.g. in the case of a wireless device) or has physical possession of the goods (e.g. other equipment).
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising and sponsorship	When the advertising or other material airs on our radio or television stations or is displayed on our properties
Sale of content to television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Sports team home game admission and food and beverage	When the related games are played during the applicable sports season and when goods are sold
Revenue from sports leagues, including broadcast rights, revenue sharing agreements, and other distributions where the league acts as an agent of ours	In the applicable period, when the amount is determinable
Today's Shopping Choice and sports team merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period

We also recognize interest revenue on contracts containing significant financing components and on credit card receivables using the effective interest method in accordance with IFRS 9, Financial Instruments. We recognize revenue from distributions from league entities which distribute funds between member clubs in the applicable period when the amount is determinable.

Payment for Wireless and Cable monthly service fees is typically due 30 days after billing. Payment for Wireless and Cable equipment is typically due either upon receipt of the equipment or over the subsequent 24 months (when equipment is financed through our equipment financing plans). Holders of the Rogers Mastercard have the option to finance devices through Rogers Bank over 36-month or 48-month terms. Payment terms for typical Media performance obligations range from prepaid in advance to immediate (e.g. sporting game tickets) to 30 days (e.g. advertising contracts).

Contract assets and liabilities
We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets primarily relate to our rights to consideration for the transfer of wireless devices. Our long-term contract assets are recognized in "other long-term assets" on our Consolidated Statements of Financial Position.

We record a contract liability when we receive payment from a customer in advance of providing goods and services. This includes subscriber deposits, deposits related to sporting game ticket sales, and amounts subscribers pay for services and subscriptions that will be provided in future periods. Our long-term contract liabilities are recognized in "other long-term liabilities" on our Consolidated Statements of Financial Position.

A portion of our contract liabilities relates to discounts provided to customers on our device financing contracts. Due to the allocation of the transaction price to the performance obligations, the financing receivable we recognize is greater than the related equipment revenue. As a result, we recognize a contract liability simultaneously with the financing receivable and equipment revenue and subsequently reduce the contract liability on a monthly basis.

We account for contract assets and liabilities on a contract-by-contract basis, with each contract presented as either a net contract asset or a net contract liability accordingly.

Deferred commission cost assets
We defer, to the extent recoverable, the incremental costs we incur to obtain or fulfill a contract with a customer and amortize them over their expected period of benefit. These costs include certain commissions paid to internal and external representatives that we believe to be recoverable through the revenue earned from the related contracts. We therefore defer them as deferred commission cost assets in "other assets" and amortize them to "operating costs" over the pattern of the transfer of goods and services to the customer, which ranges from 12 to 90 months. Effective January 1, 2024, as a result of an increase in the customer lifecycle, we updated our amortization period for consumer Wireless and Cable commissions from 24 months to 32 months to better reflect the estimated economic lives of these relationships, which lowered amortization by approximately $115 million for the year ended December 31, 2024. Effective July 1, 2025, as a result of a further increase in customer lifecycle, we updated our amortization period for consumer Wireless commissions from 32 months to 35 months, which lowered amortization by approximately $30 million for the year ended December 31, 2025.

Property, plant and equipment
The following accounting policy applies to property, plant and equipment excluding right-of-use assets. Our accounting policy for right-of-use assets is included in note 9.

Recognition and measurement, including depreciation
We measure property, plant and equipment upon initial recognition at cost and begin recognizing depreciation when the asset is ready for its intended use. Subsequently, property, plant and equipment is carried at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures (capital expenditures) that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:
•costs directly associated with bringing the assets to a working condition for their intended use, including the cost of materials and labour;
•expected costs of decommissioning the items and restoring the sites on which they are located (see note 24); and
•borrowing costs on qualifying assets.

We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 60 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years

We calculate gains and losses on the disposal of property, plant and equipment by comparing the proceeds from the disposal with the item's carrying amount and recognize the gain or loss in net income.

We capitalize development expenditures if they meet the criteria for recognition as an asset and amortize them over their expected useful lives once the assets to which they relate are available for use. We expense research expenditures, maintenance costs, and training costs as incurred.

We recognize government financial assistance related to property, plant and equipment as a reduction of the cost or carrying amount of the asset when there is reasonable assurance we will comply with the conditions of the assistance and the assistance will be received.

Impairment testing, including recognition and measurement of an impairment charge
See "Impairment Testing" in note 10 for our policies relating to impairment testing and the related recognition and measurement of impairment charges. The impairment policies for property, plant and equipment are similar to the impairment policies for intangible assets with finite useful lives.

ESTIMATES
Components of an item of property, plant and equipment may have different useful lives. We make significant estimates when determining depreciation rates and asset useful lives, which require taking into account company-specific factors, such as our past experience and expected use, and industry trends, such as technological advancements. We monitor and review residual values, depreciation rates, and asset useful lives at least once a year and change them if they are different from our previous estimates. We recognize the effect of changes in estimates in net income prospectively.

We use estimates to determine certain costs that are directly attributable to self-constructed assets. These estimates primarily include certain internal and external direct labour, overhead, and interest costs associated with the acquisition, construction, development, or betterment of our networks.

Furthermore, we use estimates as described in note 10 in determining the recoverable amount of property, plant and equipment.

JUDGMENTS
We make significant judgments in choosing methods for depreciating our property, plant and equipment that we believe most accurately represent the consumption of benefits derived from those assets and are most representative of the economic substance of the intended use of the underlying assets.

Leases
At inception of a contract, we assess whether that contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:
•the contract involves the use of an identified asset;
•we have the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use; and
•we have the right to direct the use of the asset.

LESSEE ACCOUNTING
We record a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, consisting of:
•the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date; plus
•any initial direct costs incurred; and
•an estimate of costs to dismantle and remove the underlying asset or restore the site on which it is located; less
•any lease incentives received.

The right-of-use asset is depreciated on a straight-line basis over the lease term, unless we expect to obtain ownership of the leased asset at the end of the lease. The lease term consists of:
•the non-cancellable period of the lease;
•periods covered by options to extend the lease, where we are reasonably certain to exercise the option; and
•periods covered by options to terminate the lease, where we are reasonably certain not to exercise the option.

If we expect to obtain ownership of the leased asset at the end of the lease, we depreciate the right-of-use asset over the underlying asset's estimated useful life. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, our incremental borrowing rate. We generally use our incremental borrowing rate as the interest rate implicit in our leases cannot be readily determined. The lease liability is subsequently measured at amortized cost using the effective interest rate method.

Lease payments included in the measurement of the lease liability include:
•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or rate;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that we are reasonably certain to exercise, lease payments in an optional renewal period if we are reasonably certain to exercise an extension option, and penalties for early termination of a lease unless we are reasonably certain not to terminate early.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, or if we change our assessment of whether or not we will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset. The lease liability is also remeasured when the underlying lease contract is amended.

We have elected not to separate fixed non-lease components and account for the lease and any fixed non-lease components as a single lease component.

Variable lease payments
Certain leases contain provisions that result in differing lease payments over the term as a result of market rate reviews or changes in the Consumer Price Index (CPI) or other similar indices. We reassess the lease liabilities related to these leases when the index or other data is available to calculate the change in lease payments.
Certain leases require us to make payments that relate to property taxes, insurance, and other non-rental costs. These non-rental costs are typically variable and are not included in the calculation of the right-of-use asset or lease liability.

LESSOR ACCOUNTING
When we act as a lessor, we determine at lease inception whether each lease is a finance lease or an operating lease.

In order to classify each lease as either finance or operating, we make an overall assessment of whether the lease transfers to the lessee substantially all of the risks and rewards incidental to ownership of the underlying asset. If it does, the lease is a finance lease; if not, it is an operating lease.

We act as the lessor on certain collocation leases, whereby, due to certain regulatory requirements, we must allow other telecommunication companies to lease space on our wireless network towers. We do not believe we transfer substantially all of the risks and rewards incidental to ownership of the underlying leased asset to the lessee and therefore classify these leases as operating leases.

If an arrangement contains both lease and non-lease components, we apply IFRS 15 to allocate the consideration in the contract between the lease and the non-lease components.

We recognize lease payments received under operating leases into revenue on a straight-line basis.

ESTIMATES
We estimate the lease term by considering the facts and circumstances that can create an economic incentive to exercise an extension option, or not exercise a termination option. We make certain qualitative and quantitative assumptions when deriving the value of the economic incentive.

JUDGMENTS
Lessee
We make judgments in determining whether a contract is or contains a lease, which involves assessing whether a contract contains an identified asset (either a physically distinct asset or a capacity portion that represents substantially all of the capacity of the asset). Additionally, the contract should provide us with the right to substantially all of the economic benefits from the use of the asset.

We also make judgments in determining whether we have the right to control the use of the identified asset. We have that right when we have the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decisions about how and for what purpose the asset is used are predetermined, we have the right to direct the use of the asset if we have the right to operate the asset or if we designed the asset in a way that predetermines how and for what purpose the asset will be used.

We make judgments in determining the incremental borrowing rate used to measure our lease liability for each lease contract, including an estimate of the asset-specific security impact. The incremental borrowing rate should reflect the interest that we would have to pay to borrow the funds necessary to obtain a similar asset at a similar term, with a similar security, in a similar economic environment.

Certain of our leases contain extension or renewal options that are exercisable only by us and not by the lessor. At lease commencement, we assess whether we are reasonably certain to exercise any of the extension options based on our expected economic return from the lease. We are typically reasonably certain of exercising extension options on our network leases, primarily due to the significant cost that would be required to relocate our network towers and related equipment. We reassess whether we are reasonably certain to exercise the options if there is a significant event or significant change in circumstance within our control and account for any changes at the date of the reassessment.

Lessor
We make judgments in determining whether a lease should be classified as an operating lease or a finance lease based on if the agreement transfers substantially all the risks and rewards incidental to ownership of the underlying asset.
LEASE LIABILITIES

Intangible assets and goodwill
RECOGNITION AND MEASUREMENT, INCLUDING AMORTIZATION
Upon initial recognition, we measure intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. We begin amortizing intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of a separately acquired intangible asset comprises:
•its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; and
•any directly attributable cost of preparing the asset for its intended use.

Indefinite useful lives
We do not amortize intangible assets with indefinite lives, including spectrum licences, franchise rights, broadcast licences, the Rogers and Fido brand names, and the trademarks of the Toronto Maple Leafs, the Toronto Raptors, and Toronto FC.

Finite useful lives
We amortize intangible assets with finite useful lives, other than acquired program rights, into "depreciation and amortization" on the Consolidated Statements of Income on a straight-line basis over their estimated useful lives as noted in the table below. We monitor and review the useful lives, residual values, and amortization methods at least once per year and change them if they are different from our previous estimates. We recognize the effects of changes in estimates in net income prospectively.

Intangible asset	Estimated useful life
Customer relationships	3 to 20 years
Ticket holder and sponsor relationships	25 to 30 years
Brand names	3 to 10 years
Other intangible assets	15 to 20 years
Acquired program rights
Program rights are contractual rights we acquire from third parties to broadcast programs, including rights to broadcast live sporting events. We recognize them at cost less accumulated amortization and accumulated impairment losses. We capitalize "program rights" on the Consolidated Statements of Financial Position when the licence period begins and the program is available for use and amortize them to other external purchases in "operating costs" on the Consolidated Statements of Income over the expected exhibition period. If we have no intention to air programs, we consider the related program rights impaired and write them off. Otherwise, we test them for impairment as intangible assets with finite useful lives.

The costs for multi-year sports and television broadcast rights agreements are recognized in operating costs during the applicable seasons based on the pattern in which the programming is aired or rights are expected to be consumed. To the extent that prepayments are made at the commencement of a multi-year contract towards future years' rights fees, these prepayments are recognized as intangible assets and amortized to operating expenses over the contract term. To the extent that prepayments are made for annual contractual fees within a season, they are included in "other current assets" on our Consolidated Statements of Financial Position, as the rights will be consumed within one year of the date of the financial statements.

Goodwill
We recognize goodwill arising from business combinations when the fair value of the separately identifiable assets we acquired and liabilities we assumed is lower than the consideration we paid (including the recognized amount of the non-controlling interest, if any). If the fair value of the consideration transferred is lower than that of the separately identified assets and liabilities, we immediately recognize the difference as a gain in net income.

IMPAIRMENT TESTING
We test intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. We test indefinite-life intangible assets and goodwill for impairment annually as at October 1, or more frequently if we identify indicators of impairment.

If we cannot estimate the recoverable amount of an individual intangible asset because it does not generate independent cash inflows, we test the entire cash-generating unit (CGU) to which it belongs for impairment.

Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies and future growth of the business combinations from which the goodwill arose.

Recognition and measurement of an impairment charge
An intangible asset or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU, group of CGUs, or asset is the higher of its:
•fair value less costs of disposal; and
•value in use.

If our estimate of the asset's or CGU's recoverable amount is less than its carrying amount, we reduce its carrying amount to the recoverable amount and recognize the loss in net income immediately.

We reverse a previously recognized impairment loss, except in respect of goodwill, if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU's carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount had we not recognized an impairment loss in previous years.

ESTIMATES
We use estimates in determining the recoverable amount of long-lived assets. The determination of the recoverable amount for the purpose of impairment testing requires the use of significant estimates, such as:
•future cash flows;
•terminal growth rates;
•discount rates; and
•when recoverable amount is based on fair value less costs of disposal, market information such as:
•revenue or profit multiples; and
•precedent transactions in the relevant industry.

We estimate value in use for impairment tests by discounting estimated future cash flows to their present value. We estimate the discounted future cash flows for periods of up to five years, depending on the CGU, and a terminal value. The future cash flows are based on our estimates and expected future operating results of the CGU after considering economic conditions and a general outlook for the CGU's industry. Our discount rates consider market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal value is the value attributed to the CGU's operations beyond the projected time period of the cash flows using a perpetuity rate based on expected economic conditions and a general outlook for the industry.

We determine fair value less costs of disposal in one of the following two ways:
•analyzing discounted cash flows - we estimate the discounted future cash flows for five-year periods and a terminal value, similar to the value in use methodology described above, while applying assumptions consistent with those a market participant would make. Future cash flows are based on our estimates of expected future operating results of the CGU. Our estimates of future cash flows, terminal values, and discount rates consider similar factors to those described above for value in use estimates; or
•using a market approach - we estimate the recoverable amount of the CGU using multiples of operating performance of comparable entities and precedent transactions in that industry.

We make certain assumptions when deriving expected future cash flows, which may include assumptions pertaining to discount and terminal growth rates. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs and goodwill, which could result in impairment losses.

JUDGMENTS
We make significant judgments that affect the measurement of our intangible assets and goodwill.

Judgment is applied when deciding to designate certain assets as having indefinite useful lives. For our spectrum and broadcast licences, we believe the licences are likely to be renewed for the foreseeable future such that there is no limit to the period over which these assets are expected to generate net cash inflows. All our franchise rights, brand names with indefinite lives, and trademarks have been acquired through business combinations and we believe each has sufficient prestige and renown such that there is no limit to the period over which these assets are expected to generate net cash inflows. We make judgments to determine that these assets have indefinite lives, analyzing all relevant factors, including the expected usage of the asset, the typical life cycle of the asset, and anticipated changes in the market demand for the products and services the asset helps generate. After review of the competitive, legal, regulatory, and other factors, it is our view that these factors do not limit the useful lives of our spectrum and broadcast licenses.

Judgment is also applied in choosing methods of amortizing our intangible assets and program rights that we believe most accurately represent the consumption of those assets and are most representative of the economic substance of the intended use of the underlying assets.

Finally, we make judgments in determining CGUs and the allocation of goodwill to CGUs or groups of CGUs for the purpose of impairment testing. For example, in Media, we have determined that goodwill is monitored and should be tested for impairment at the Media segment level as a whole, rather than at the underlying business by business level, based on the interdependencies across Media and how it sells and goes to market.

Income taxes
Income tax expense includes both current and deferred taxes. We recognize income tax expense in net income unless it relates to an item recognized directly in equity or other comprehensive income. We provide for income taxes based on all of the information that is currently available.

Current tax expense is tax we expect to pay or receive based on our taxable income or loss during the year. We calculate the current tax expense using tax rates enacted or substantively enacted as at the reporting date, including any adjustment to taxes payable or receivable related to previous years.

Deferred income tax
Deferred tax assets and liabilities arise from temporary differences between the carrying amounts of the assets and liabilities we recognize on our Consolidated Statements of Financial Position and their respective tax bases. We calculate deferred tax assets and liabilities using enacted or substantively enacted tax rates that will apply in the years in which the temporary differences are expected to reverse.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same authority on:
•the same taxable entity; or
•different taxable entities where these entities intend to settle current tax assets and liabilities on a net basis or the tax assets and liabilities will be realized and settled simultaneously.

We recognize a deferred tax asset for unused losses, tax credits, and deductible temporary differences to the extent it is probable that future taxable income will be available to use the asset.

Earnings per share
We calculate basic earnings per share by dividing the net income or loss attributable to our RCI Class A Voting and RCI Class B Non-Voting shareholders by the weighted average number of RCI Class A Voting and RCI Class B Non-Voting shares (Class A Shares and Class B Non-Voting Shares, respectively) outstanding during the year.

We calculate diluted earnings per share by adjusting the net income or loss attributable to Class A and Class B Non-Voting shareholders and the weighted average number of Class A Shares and Class B Non-Voting Shares outstanding for the effect of all dilutive potential common shares. We use the treasury stock method for calculating diluted earnings per share, which considers the impact of employee stock options and other potentially dilutive instruments.

Options with tandem stock appreciation rights or cash payment alternatives are accounted for as cash-settled awards. As these awards can be exchanged for common shares of RCI, they are considered potentially dilutive and are included in the calculation of our diluted net earnings per share if they have a dilutive impact in the period.

Accounts receivable
Accounts receivable represent (i) amounts owing to us that are currently due and collectible and (ii) amounts owed to us under device financing agreements that have not yet been billed (financing receivables). We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

Inventories
We measure inventories, including wireless devices and merchandise for resale, at the lower of cost (determined on a weighted average cost basis for wireless devices and accessories and a first-in, first-out basis for other finished goods and merchandise) and net realizable value. We reverse a previous writedown to net realizable value, not to exceed the original recognized cost, if the inventories later increase in value.

Recognition, Classification and measurement of financial instruments
Recognition
We initially recognize cash and cash equivalents, bank advances, accounts receivable, financing receivables, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as fair value through profit and loss (FVTPL) or FVTOCI, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
MLSE put liability	FVTPL
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Expenditure derivatives [4]	FVTOCI and FVTPL
Equity derivatives	FVTPL [5]
Virtual power purchase agreement	FVTPL
Subsidiary equity derivatives	FVTPL
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our US dollar-denominated credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures, subordinated notes, lease liabilities, and MLSE's credit facility borrowings are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Certain expenditure derivatives acquired through the MLSE Transaction have not been designated as hedges for accounting purposes and are measured at FVTPL. All other expenditure derivatives are designated as hedges for accounting purposes and are measured at FVTOCI.
[5]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".

Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
Subsidiary equity derivatives	Impact of fluctuations in foreign exchange rates on our subsidiary equity investment	Cross-currency interest rate exchange agreements
Virtual power purchase agreement	Impact of fluctuations in market rates for electricity	Virtual power purchase agreement

We use derivatives only to manage risk, and not for speculative purposes.
When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts to identify embedded derivatives. Embedded derivatives are separated from the host contract and accounted for as separate derivatives if the host contract is not a financial asset and certain criteria are met.

Hedge ratio and hedging reserve
Hedge ratio
Our policy is to hedge 100% of the foreign currency risk arising from principal and interest payment obligations on US dollar-denominated senior notes and debentures using debt derivatives. We also hedge up to 100% of the remaining lease payments when we enter into debt derivatives on our US dollar-denominated lease liabilities. We typically hedge up to 100% of forecast foreign currency expenditures net of foreign currency cash inflows using expenditure derivatives. From time to time, we hedge up to 100% of the interest rate risk on forecast future senior note issuances using interest rate derivatives.

Hedging reserve
The hedging reserve represents the accumulated change in fair value of our derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs
Deferred transaction costs and discounts
We defer transaction costs and discounts associated with issuing and amending long-term debt and direct costs we pay to lenders to obtain certain credit facilities and amortize them using the effective interest method over the life of the related instrument.

FVTOCI investment reserve
FVTOCI investment reserve
The FVTOCI investment reserve represents the accumulated change in fair value of our equity investments that are measured at FVTOCI less accumulated impairment losses related to the investments and accumulated amounts reclassified into equity.

Impairment (expected credit losses)
Impairment (expected credit losses)
We consider the credit risk of a financial asset at initial recognition and at each reporting period thereafter until it is derecognized. For a financial asset that is determined to have low credit risk at the reporting date and that has not had significant increases in credit risk since initial recognition, we measure any impairment loss based on the credit losses we expect to recognize over the next one year from the date of the financial statements. For other financial assets, we will measure an impairment loss based on the lifetime expected credit losses. Certain assets, such as trade receivables, financing receivables, and contract assets without significant financing components, must always be recorded at lifetime expected credit losses.

Lifetime expected credit losses are estimates of all possible default events over the expected life of a financial instrument. Twelve-month expected credit losses are estimates of all possible default events within one year of the reporting date or over the expected life of a financial instrument, whichever is shorter.

Financial assets that are significant in value are assessed individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:
•contract assets - we measure an impairment loss for contract assets based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 6);
•accounts receivable - we measure an impairment loss for accounts receivable based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16);
•financing receivables - we measure an impairment loss for financing receivables based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 16); and
•investments measured at FVTOCI - we measure an impairment loss for equity investments measured at FVTOCI as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is recognized in the FVTOCI investment reserve.

We consider financial assets to be in default when, in the case of contract assets, accounts receivable, and financing receivables, the counterparty is unlikely to satisfy its obligations to us in full. Our investments measured at FVTOCI cannot default. To determine if our financial assets are in default, we consider the amount of time for which the individual asset has been outstanding, the reason for the amount being outstanding (for example, if the customer has ongoing service or, if they have been deactivated, whether voluntarily or involuntarily), and the risk profile of the underlying customers. We typically write off accounts receivable when they have been outstanding for a significant period of time.

Investments in publicly-traded and private companies
Investments in private companies
We have elected to irrevocably classify our investments in the companies over which we do not have control or significant influence as FVTOCI with no subsequent reclassification to net income because we do not hold these investments with the intent of short-term trading. We account for them at fair value using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches.

Investments in associates and joint arrangements
Investments in associates and joint arrangements
An entity is an associate when we have significant influence over the entity's financial and operating policies but do not control the entity. We are generally presumed to have significant influence over an entity when we hold more than 20% of the voting power.
A joint arrangement exists when there is a contractual agreement that establishes joint control over activities and requires unanimous consent for strategic financial and operating decisions. We classify our interests in joint arrangements into one of two categories:
•joint ventures - when we have the rights to the net assets of the arrangement; and
•joint operations - when we have the rights to the assets and obligations for the liabilities related to the arrangement.

We use the equity method to account for our investments in associates and joint ventures; we recognize our proportionate interest in the assets, liabilities, revenue, and expenses of our joint operations.

We initially recognize our investments in associates and joint ventures at cost and subsequently increase or decrease the carrying amounts based on our share of each entity's income or loss. Distributions we receive from these entities reduce the carrying amounts of our investments.

We eliminate unrealized gains and losses from our investments in associates or joint ventures against our investments, up to the amount of our interest in the entities.

Impairment in associates and joint ventures
Impairment in associates and joint ventures
At the end of each reporting period, we assess whether there is objective evidence that impairment exists in our investments in associates and joint ventures. If objective evidence exists, we compare the carrying amount of the investment to its recoverable amount and recognize the excess over the recoverable amount, if any, as a loss in net income.

ESTIMATES
Prior to the MLSE Transaction closing, significant estimates were required in determining the fair value of our joint venture's obligation to purchase at fair value the non-controlling interest in MLSE. After the MLSE Transaction closing, this obligation is recognized in our Consolidated Statement of Financial Position as discussed in note 3.

Decommissioning and restoration costs
Decommissioning and restoration costs
We use network and other assets on leased premises in some of our business activities. We expect to exit these premises in the future and we therefore make provisions for the costs associated with decommissioning the assets and restoring the locations to their original conditions when we have a legal or constructive obligation to do so. We calculate these costs based on a current estimate of the costs that will be incurred, project those costs into the future based on management's best estimates of future trends in prices, inflation, and other factors, and discount them to their present value. We revise our forecasts when business conditions or technological requirements change.

When we recognize a decommissioning liability, we recognize a corresponding asset in "property, plant and equipment" (as property, plant and equipment or a right-of-use asset, as applicable based on the underlying asset) and depreciate the asset based on the corresponding asset's useful life following our depreciation policies for property, plant and equipment and right-of-use assets, as applicable. We recognize the accretion of the liability as a charge to "finance costs" on the Consolidated Statements of Income.

Restructuring and Onerous contracts
Restructuring
We make provisions for restructuring when we have approved a detailed and formal restructuring plan and either the restructuring has started or management has announced the plan's main features to the employees affected by it. Restructuring obligations that have uncertain timing or amounts are recognized as "provisions"; otherwise they are recognized as accrued liabilities. All charges are recognized in "restructuring, acquisition and other" on the Consolidated Statements of Income (see note 11).

Onerous contracts
We make provisions for onerous contracts when the unavoidable costs of meeting our obligation under a contract exceed the benefits we expect to realize from it. We measure these provisions at the present value of the lower of the expected cost of terminating the contract or the expected cost of continuing with the contract. We recognize any impairment loss on the assets associated with the contract before we make the provision.

Provision estimates
We recognize a provision when a past event creates a legal or constructive obligation that can be reasonably estimated and is likely to result in an outflow of economic resources. We recognize a provision even when the timing or amount of the obligation may be uncertain, which can require us to use significant estimates.

Post-employment benefits - Defined Benefit Pension Plan and Defined Contribution Pension Plan
Post-employment benefits - defined benefit pension plans
We offer contributory and non-contributory defined benefit pension plans that provide employees with a lifetime monthly pension on retirement.

We separately calculate our net obligation for each defined benefit pension plan by estimating the amount of future benefits employees have earned in return for their service in the current and prior years and discounting those benefits to determine their present value.

We accrue our pension plan obligations as employees provide the services necessary to earn the pension. We use a discount rate based on market yields on high-quality corporate bonds at the measurement date to calculate the accrued pension benefit obligation. Remeasurements of the accrued pension benefit obligation are determined at the end of the year and include actuarial gains and losses, returns on plan assets in excess of interest income, and any change in the effect of the asset ceiling. These are recognized in other comprehensive income and retained earnings.

The cost of pensions is actuarially determined and takes into account the following assumptions and methods for pension accounting related to our defined benefit pension plans:
•expected rates of salary increases for calculating increases in future benefits;
•mortality rates for calculating the life expectancy of plan members; and
•past service costs from plan amendments are immediately expensed in net income.

We recognize our net pension expense for our defined benefit pension plans and contributions to defined contribution plans as an employee benefit expense in "operating costs" on the Consolidated Statements of Income in the periods the employees provide the related services.

Post-employment benefits - defined contribution pension plan
In 2016, we closed the defined benefit pension plans to new members and introduced a defined contribution pension plan. This change did not impact current defined benefit members at the time; any employee enrolled in any of the defined benefit pension plans at that date continues to earn pension benefits and credited service in their respective plan.
We recognize a pension expense in relation to our contributions to the defined contribution pension plan when the employee provides service to the Company.
Termination benefits
Termination benefits
We recognize termination benefits as an expense when we are committed to a formal detailed plan to terminate employment before the normal retirement date and it is not realistic that we will withdraw it.

Stock option plans, Restricted share unit (RSU) and deferred share unit (DSU) plans, and Employee share accumulation plan
Stock option plans
Cash-settled share appreciation rights (SARs) are attached to all stock options granted under our employee stock option plan. This feature allows the option holder to choose to receive a cash payment equal to the intrinsic value of the option (the amount by which the market price of the Class B Non-Voting Share exceeds the exercise price of the option on the exercise date) instead of exercising the option to acquire Class B Non-Voting Shares. We classify all outstanding stock options with cash settlement features as liabilities and carry them at their fair value, determined using the Black-Scholes option pricing model or a trinomial option pricing model, depending on the nature of the share-based award. We remeasure the fair value of the liability each period and amortize it to "operating costs" or "restructuring, acquisition and other", as applicable, using graded vesting, either over the vesting period or to the date an employee is eligible to retire (whichever is shorter).

Restricted share unit (RSU) and deferred share unit (DSU) plans
We recognize outstanding RSUs and DSUs as liabilities, measuring the liabilities and compensation costs based on the awards' fair values, which are based on the market price of the Class B Non-Voting Shares, and recognizing them as charges to "operating costs" over the vesting period of the awards. If an award's fair value changes after it has been granted and before the exercise date, we recognize the resulting changes in the liability within "operating costs" or "restructuring, acquisition and other", as applicable, in the year the change occurs. For RSUs, the payment amount is established as of the vesting date. For DSUs, the payment amount is established as of the exercise date.

Employee share accumulation plan
Employees voluntarily participate in the share accumulation plan by contributing a specified percentage of their regular earnings. We match employee contributions up to a certain amount and recognize our contributions as a compensation expense in the year we make them. Expenses relating to the employee share accumulation plan are included in "operating costs".

Contingent liabilities
Contingent liabilities are liabilities of uncertain timing or amount and are not recognized until we have a present obligation as a result of a past event, it is probable that we will experience an outflow of resources embodying economic benefits to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

We disclose our contingent liabilities unless the possibility of an outflow of resources in settlement is remote.